Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amount of Other Intangible Assets and the Changes in the Carrying Amounts of Other Intangible Assets

The amount of other intangible assets and the changes in the carrying amounts of other intangible assets for the years ended December 31, 2014, 2013 and 2012:

Core Deposits Intangible
Balance, December 31, 2011	$519
Amortization	(227)

Balance December 31, 2012	292
Amortization	(162)

Balance December 31, 2013	130
Amortization	(97)

Balance, December 31, 2014	$33